Government grant advances and loans	12 Months Ended
Dec. 31, 2025
Government Grants [Abstract]
Government grant advances and loans	Government grant advances and loans

		December 31,
	Note	2023	2024	2025
		(in thousands)
Current
Government grant advances	19.1	$708	$631	$1,364
Research project financing	19.2	1,518	3,549	2,945
Government loans	19.3	1,727	1,299	734
Accrued interest	19.2	653	385	244
Total current portion		$4,606	$5,864	$5,287
Non-current
Government grant advances	19.1	$328	$676	$564
Research project financing	19.2	259	4,417	2,627
Government loans	19.3	173	616	—
Accrued interest	19.2	2,496	576	106
Total non-current portion		$3,256	$6,285	$3,297
Government grant advances
In 2025, the Company was named as a participant in one new collaborative project with grant funding of €465,000 ($528,000 using the exchange rate of the grant dates) which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be approximately three years. Prior the acquisition by the Company, ACP had been awarded three collaborative projects with grant funding of CHF2,573,000 ($2,818,000 using the exchange rate of the acquisition date).

In 2024, the Company was named as a participant in one new collaborative project with combined funding of €907,000 ($989,000 using the exchange rate of the grant date) which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be approximately three years.

In 2023, the Company was named as a participant in one new collaborative project with combined funding of €428,000 ($436,000 using the exchange rate of the grant date) which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be approximately three years.
Research project financing
In October 2014, Bpifrance, one of the Company’s shareholders and the financial agency of the French government, provided funding to the Company in the context of a long-term research project, estimated to be completed over a 3-year period. In December 2016, Bpifrance and the Company signed an amendment to extend the period from three to four years. The total funding amounted to €6,967,000 ($8,988,000 using the exchange rate of the funding dates) with a portion in the form of a grant (€2,957,000 or $3,815,000) and a portion in the form of a forgivable loan (€4,010,000 or $5,173,000). The funding was paid in three installments, the last of which was received in 2019 for €992,000 ($1,126,000 using the exchange rate of the payment date). The grant was recognized as a reduction of research and development expense when corresponding expense was incurred. The forgivable loan advance will be repaid from March 31, 2019 to January 2, 2025 of which €679,000 ($712,000 using the exchange rate of the payment date) in principal and interests was paid in 2025 (€1,130,000, or $1,250,000 in 2024; €870,000, or $939,000, in 2023), and bears interests at a 1.53% fixed contractual rate. The difference between the amount of grant received and the present value amounted to a reduction of $115,000 in the debt carrying value, with such difference being amortized over the contract period. If the sales of the product developed under this program are in excess of €350 million ($411 million using the exchange rate as of December 31, 2025) during a period of three years, then the Company shall pay for three consecutive years after the date of the termination of the reimbursement, a bonus to Bpifrance of 1% of annual revenues generated by products issued from the project (up to a maximum of €350,000,000 or $411,250,000 over a period of ten years ending with the fiscal year 2026). The Company doesn’t expect to make any such bonus payment to BPI as the underlying product financed is a product now at the end of its life and has not generated the minimum level of revenues to trigger the bonus.
In 2022, the Company received funding for one project of €309,000 ($316,000 using the exchange rate of the funding date) as a grant and €473,000 ($507,000 using the exchange rate of the funding date) as a reimbursable loan. The payment was received in March 2023. The forgivable loan advance will be repaid from January 2024 to September 2027 of which €125,000 ($139,000 using the exchange rate of the payment dates) in principal and interests was paid in 2025 (€60,000, or $66,000 in 2024).
In 2023, Bpifrance provided funding to the Company for a new long-term research project of €428,000 ($503,000 using the exchange rate at the closing date) as a grant and €142,000 ($167,000 using the exchange rate at the closing date) as a forgivable loan. The funding is paid in four installments. The first installment was received in March 2023 and amounted to €36,000 ($38,000 using the exchange rate of the funding date), the second installment was received in November 2024 and amounted to €63,000 ($69,000 using the exchange rate of the funding date) and the third installment was received in April 2025 and amounted to €21,000 ($22,000 using the exchange rate of the funding date).
In March 2024, Bpifrance provided funding to the Company in the context of a long-term research project (5G eRedCap project) as part of the France 2030 initiative to support the development of technologies deemed to be strategically important to the national interest. The project is estimated to be completed over a 3-year period. The total funding amounted to €10,888,000 ($11,838,000 using the exchange rate of the grant date) with a portion in the form of a grant (€7,451,000 or $8,101,000) and a portion in the form of a forgivable loan (€3,437,000 or $3,737,000). The funding will be paid in four installments, the first of which was received in April 2024 for €1,863,000 ($2,025,000 using the exchange rate of the funding date) as grant and €859,000 ($934,000 using the exchange rate of the payment date) as forgivable loan. The second installment was received in June 2025 for €2,718,000 ($3,066,000 using the exchange rate of the funding date) as grant and €1,001,000 ($1,129,000 using the exchange rate of the payment date) as forgivable loan. The grant was recognized as a reduction of research and development expense when corresponding expense was incurred. The forgivable loan advance would be repaid initially from March 31, 2028 to January 31, 2031. In 2025, the Company reached an agreement with Bpifrance to reschedule repayments from September 30, 2028 to June 30, 2032. The change in the liability before and after the extension was recorded for a gain of $46,000 in the Consolidated Statement of Operations in "Gain (loss) on debt extinguishment". The forgivable loan bears interests at a 5.07% fixed contractual rate. The difference between the amount of forgivable loan received and the present value amounted to a reduction of $1,262,000 in the debt carrying value, with such difference being amortized over the contract period.
The accrued interest of $104,000 was recorded as of December 31, 2025 ($556,000 as of December 2024 and $712,000 as of December 31, 2023) at an estimated market rate in a range from 20.9% to 22.0%.
Government loans
On April 30, 2020, the Company finalized €5 million of French government debt financing that was received in May 2020 as part of the French COVID-19 economic support plan. The French loan is unsecured. The original five year repayment schedule agreed to in May 2020 was extended in April 2021 with only interest payable from August 2021 to May 2022. The repayments of principal are scheduled to occur from August 2022 until May 2026. Following the introduction of the French Conciliation procedure, the Company reached an agreement with BPI to reschedule repayments on French loan until after the end of the French Conciliation procedure in September 30, 2024. The change in the liability before and after the extension was recorded for a gain of $38,000 in the Consolidated Statement of Operations in "Gain (loss) on debt extinguishment".
As of December 31, 2025, $979,000 has been classified as current.